[PHOTO] New York Skyline


                             THE INSTITUTIONAL FUND
                            1998 Semi-Annual Report






                                                                   June 30, 1998
                                     Investment Adviser - R. Meeder & Associates

THE INSTITUTIONAL FUND

[PHOTO] Philip A. Voelker, Portfolio Manager

7-DAY SIMPLE YIELD                      PORTFOLIO HOLDINGS
as of 6/30/98         5.40%
                                        [GRAPH] The following was presented
7-DAY COMPOUND YIELD                    as a pie chart:
as of 6/30/98         5.54%
                                        Commercial Paper         37%
                                        Corporate Obligations    24%
PERIOD AND AVERAGE                      Repurchase Agreements    18%
ANNUAL TOTAL RETURNS                    Floating Rate Notes      18%
as of 6/30/98                           U.S. Govt. Obligations    3%

Year to date   2.72%
1 year         5.58%
2 years        5.51%
3 years        5.55%
4 years        5.55%
Life of fund   5.54%


During the first half of 1998, The Institutional Fund continued to provide a total return that exceeded the total return of the average institutional money market fund.

For the twelve months ended June 30, 1998, The Institutional Fund provided a total annual return of 5.58%, compared with the 5.45% total annual return of the average institutional fund, according to IBC Financial Data, an independent money market fund monitor.

As of the close of business June 30, 1998, The Institutional Fund's 6-month total return was 2.72%. The Fund's 7-day simple yield as of that date was 5.40%, while its 7-day compound yield was 5.54%.

MARKET PERSPECTIVE

We continued our neutral stance in regard to interest rates during the first half of 1998. As a result, we continued to reduce the average maturity of securities within the portfolio of The Institutional Fund during the second quarter, from about 60 days at the beginning of April to 45 days in mid-June.

The trend in short-term interest rates through the last six months has been relatively flat. The Federal Reserve Board continues to walk a tightrope between raising rates to stave off inflation, and lowering rates to counter the decelerating pressures of the Asian financial crisis.

When long-term interest rates are stable or falling - as they did slide slightly toward the end of the second quarter - it gives us confidence that the Fed is not going to raise short-term rates. At the same time, we are not aggressively pursuing longer maturity investments, because there is very little difference between six-month commercial paper and the Fed's overnight rate, which was 5.5%. This is a conservative position, in case the Fed does move to increase rates or external shocks lead to increased interest rates in the bond market. A shorter maturity structure also allows us to move decisively if economic conditions do change.

Currently, we do not expect to make a significant change to the portfolio for some time. There is little economic reason to do so, with long-term bonds trading at a lower rate than overnight Federal Reserve funds. There is only a narrow advantage in owning riskier, long-term securities rather than safer, short-term securities.

The total return data included in this report assumes reinvestment of all dividends and capital gains distributions. All performance data represents past performance and does not necessarily indicate future performance results. The Investment Adviser waived a portion of its management fee to reduce the operating expenses of the Institutional Fund for the periods shown. The Institutional Fund will seek to maintain a constant net asset value of $1.00 per share, although there is no guarantee it will be able to do so. Investments in the Institutional Fund are neither insured nor guaranteed by the U.S. Government. For more complete information, please call or write for a free Institutional Fund prospectus. Read the prospectus carefully before investing.

  2                               The Institutional Fund 1998 Semi-Annual Report

                             MONEY MARKET PORTFOLIO
            Portfolio of Investments as of June 30, 1998 (Unaudited)

                                                               COUPON/                              AMORTIZED
                                                                YIELD    MATURITY  FACE AMOUNT         COST
                                                                -----    --------  -----------         ----
 COMMERCIAL PAPER - 36.9%
   American Honda Finance Corp.                                 5.51%    07/30/98   20,000,000       19,911,228
   American Trading & Production Corp.***                       5.53%    07/07/98    2,000,000        1,998,157
   Caterpillar Financial Services Corp.                         5.47%    12/08/98    6,714,000        6,550,775
   Credit Suisse First Boston                                   5.50%    08/10/98   25,000,000       24,847,222
   Duff & Phelps Utility and Corporate Bond Trust, Inc.***      5.65%    07/02/98    5,000,000        4,999,215
   Duff & Phelps Utility and Corporate Bond Trust, Inc.***      5.44%    09/10/98    5,000,000        4,946,356
   Duff & Phelps Utility and Corporate Bond Trust, Inc.***      5.43%    10/15/98    3,075,000        3,025,836
   Eaton Corp.                                                  5.49%    11/17/98   17,700,000       17,324,804
   General Electric Capital Corp.                               5.37%    08/26/98   20,000,000       19,832,933
   General Electric Capital Corp.                               5.40%    10/15/98    5,000,000        4,920,500
   General Electric Capital Corp.                               5.48%    12/04/98   12,000,000       11,715,040
   Greenwich Asset Funding, Inc.***                             5.42%    10/09/98    5,300,000        5,220,205
   Greenwich Asset Funding, Inc.***                             5.44%    10/09/98   20,000,000       19,697,778
   J.P. Morgan & Co., Inc.                                      5.35%    07/15/98   35,000,000       34,927,181
   LG&E Capital Corp.***                                        5.43%    09/11/98   19,160,000       18,951,923
   Merrill Lynch & Co., Inc.                                    5.30%    10/07/98   10,000,000        9,855,722
   Merrill Lynch & Co., Inc.                                    5.52%    10/20/98   10,000,000        9,829,800
   Monsanto Co.                                                 5.50%    08/20/98   20,000,000       19,851,198
   TECO Finance, Inc.***                                        5.50%    08/07/98    6,215,000        6,179,868
   TECO Finance, Inc.***                                        5.50%    08/20/98    7,500,000        7,442,708

===============================================================================================================
TOTAL COMMERCIAL PAPER
(Cost$252,028,449 )                                                                                 252,028,449
---------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 42.3%
   ABT 95 Series A-3                                            5.65%*   07/15/98   20,000,000       20,000,000
   American General Finance Corp.                               8.50%    08/15/98    2,200,000        2,207,327
   Associates Corp., N.A.                                       8.80%    08/01/98    1,000,000        1,002,572
   Associates Corp., N.A.                                       5.25%    09/01/98      180,000          179,747
   Associates Corp., N.A.                                       6.50%    09/09/98    5,225,000        5,234,282
   Aquarium Holdings KY                                         5.67%*   07/02/98   12,000,000       12,000,000
   Bankers Trust                                                5.53%*   07/07/98    3,000,000        2,999,955
   Barnett Banks, Inc.                                          6.25%    07/28/98    1,500,000        1,500,412
   Bear Stearns Corp.                                           5.73%*   07/07/98   20,000,000       20,000,000
   Bear Stearns Corp.                                           5.70%    11/12/98   10,000,000        9,794,919
   Bell Atlantic                                                5.30%    09/01/98      500,000          499,558
   CIT Group Holdings, Inc.                                     5.88%    12/28/98   25,000,000       25,016,995
   CPC International, Inc.                                      6.15%    09/18/98    8,197,000        8,207,625
   Care Life Project                                            5.69%*   07/02/98    1,275,000        1,275,000
   Carolina Power & Light                                       5.01%    09/15/98    1,000,000          998,553
   Caterpillar Financial Services Corp.                         6.07%    02/09/99    2,135,000        2,138,174
   Chrysler Financial Corp.                                     7.85%    10/13/98    2,350,000        2,365,151
   Clark Grave Vault Co.                                        5.67%*   07/02/98    2,850,000        2,850,000
   Coughlin Family Properties, Inc.                             5.67%*   07/02/98    4,470,000        4,470,000
   D.E.D.E. Realty                                              5.67%*   07/02/98    3,850,000        3,850,000
   Danis Construction Co.                                       5.67%*   07/02/98    1,000,000        1,000,000
   Deere Capital                                                7.14%    09/15/98    9,800,000        9,831,591
   Doren, Inc.                                                  5.69%*   07/02/98      600,000          600,000
   Espanola/Nambe                                               5.69%*   07/02/98    2,315,000        2,315,000
   Ford Motor Credit Co.                                        5.63%    12/15/98      400,000          399,936
   Franklin Universal Trust                                     5.63%    09/01/98   17,000,000       16,994,698
   General Motors Acceptance Corp.                              6.05%    10/09/98    1,850,000        1,851,371
   General Motors Acceptance Corp.                              6.00%    12/07/98      100,000          100,036
   General Motors Acceptance Corp.                              7.75%    01/15/99      100,000          100,968
   Hartford Financial                                           8.20%    10/15/98    2,500,000        2,516,825
   Hancor, Inc.                                                 5.69%*   07/02/98      700,000          700,000
   Huntington National Bank                                     6.15%    10/15/98    4,200,000        4,203,987
   IBM Credit Corp.                                             5.90%    08/10/98    2,050,000        2,050,008
   International Lease Finance Corp.                            5.75%    07/01/98      100,000          100,000
   Isaac Tire, Inc.                                             6.20%*   07/02/98    1,000,000        1,000,000
   J.C. Penney Co., Inc.                                        5.38%    11/15/98   11,330,000       11,317,145
   John Hancock Capital                                         6.43%    09/03/98   10,000,000       10,014,032
   MCA Funding Corp.                                            5.15%    10/05/98    7,000,000        6,987,566
   Mubea, Inc.                                                  5.69%*   07/02/98   10,375,000       10,375,000
   NationsBank Corp.                                            5.13%    09/15/98    1,840,000        1,837,964
   NationsBank Corp.                                            8.50%    03/01/99    1,095,000        1,114,130
   New England Education Loan Marketing Corp.                   6.13%    07/17/98   23,200,000       23,205,561
   New York Telephone Co.                                       5.25%    09/01/98    2,000,000        1,998,353
   Norwest Corp.                                                5.75%    11/16/98      700,000          700,087
   O.K.I. Supply Co.                                            5.67%*   07/02/98    2,150,000        2,150,000
   Osco Industries, Inc.                                        5.69%*   07/02/98    3,000,000        3,000,000
   Pacific Gas & Electric Co.                                   5.38%    08/01/98      305,000          304,895
   Pepsico, Inc.                                                7.63%    12/18/98    2,000,000        2,019,102
   Presrite Corp.                                               5.69%*   07/02/98    2,040,000        2,040,000
   Pro Tire, Inc.                                               6.20%*   07/02/98    1,200,000        1,200,000

The Institutional Fund 1998 Semi-Annual Report                               3


                                                               COUPON/                              AMORTIZED
                                                                YIELD    MATURITY  FACE AMOUNT         COST
                                                                -----    --------  -----------         ----
   R.I. Lampus Co.                                              5.69%*   07/02/98    2,440,000        2,440,000
   RSD Technology                                               5.69%*   07/02/98    4,400,000        4,400,000
   Salomon, Inc.                                                6.04%    07/09/98    5,950,000        5,950,538
   Salomon, Inc.                                                5.80%    07/12/98    1,000,000          999,856
   Salomon, Inc.                                                5.90%    07/15/98      250,000          250,313
   Salomon, Inc.                                                5.90%    08/24/98    1,000,000        1,000,194
   Salomon, Inc.                                                5.97%    12/01/98    1,025,000        1,026,264
   Seariver Maritime, Inc.                                      5.64%*   07/01/98    6,700,000        6,700,000
   Surgery Financing Co.                                        5.69%*   07/02/98    6,585,000        6,585,000
   Salomon Smith Barney Holding, Inc.                           5.63%    11/15/98      260,000          259,968
   Virginia Electric Power                                      9.35%    10/19/98      400,000          404,418
   Wachovia Corp.                                               5.25%    07/13/98    1,000,000          999,897
   White Castle Project                                         5.69%*   07/02/98    9,250,000        9,250,000
   Wisconsin Public Service Corp.                               5.25%    07/01/98      320,000          320,000

===============================================================================================================
TOTAL CORPORATE OBLIGATIONS
(Cost$289,204,973 )                                                                                 289,204,973
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%

   Federal National Mortgage Assoc.                             5.10%    07/22/98    1,000,000          999,626
   Federal National Mortgage Assoc.                             7.85%    09/10/98      100,000          100,375
   Federal National Mortgage Assoc.                             7.05%    12/10/98      100,000          100,527
   FICO Strip                                                   5.56%*   09/07/98    5,000,000        4,948,239
   Student Loan Marketing Assoc.                                5.30%*   07/07/98    5,000,000        5,000,000
   Student Loan Marketing Assoc.                                5.38%*   07/07/98    4,350,000        4,351,593

===============================================================================================================
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,500,360 )                                                                                  15,500,360
---------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.7%

** U.S. Treasury Bill                                           5.02%    01/07/99       63,100            61,428
   U.S. Treasury Note                                           6.00%    09/30/98    5,000,000         5,003,281

================================================================================================================
TOTAL U.S. TREASURY OBLIGATIONS
(Cost  $5,064,709 )                                                                                    5,064,709
----------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 17.8%

   Merrill Lynch, (Collateralized by $118,722,000
     various Commercial Paper, 07/07/98-09/25/98,
     market value - $118,722,000)                               6.30%*   07/01/98  115,932,000       115,932,000
   State Street Bank, (Collateralized by $5,760,000
     U.S. Treasury Note, 6.63%, 07/31/01
     market value - $6,082,819)                                 5.25%*   07/01/98    5,960,000         5,960,000

================================================================================================================
TOTAL REPURCHASE AGREEMENTS
(Cost $121,892,000 )                                                                                 121,892,000
----------------------------------------------------------------------------------------------------------------

================================================================================================================
TOTAL INVESTMENTS - 100.0%
(Cost$683,690,491 )(a)                                                                              $683,690,491
----------------------------------------------------------------------------------------------------------------

(a)  Cost for federal income tax and financial reporting purposes are the same.

* Variable rate security. Interest rate is as of June 30, 1998. Maturity date reflects the next rate change date.

**   Pledged as collateral on Letter of Credit.

*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

See accompanying notes to financial statements.


  4                               The Institutional Fund 1998 Semi-Annual Report

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (Unaudited)

                                                          THE INSTITUTIONAL FUND

 Assets:
  Investment in corresponding portfolio at value                $538,693,815
  Unamortized organization costs                                       3,155
  Other assets                                                       486,357

Total Assets                                                     539,183,327
================================================================================

Liabilites:
  Dividends payable                                                2,459,831
  Accrued transfer agent and administrative fees                      46,295
  Other accrued liabilities                                           10,228

Total Liabilities                                                  2,516,354
================================================================================

Net Assets                                                       536,666,973
================================================================================

Net Assets:
  Capital                                                        536,666,973

Net Assets                                                      $536,666,973
================================================================================
  Capital Stock Outstanding (indefinite shares authorized,       536,666,973
     $0.100 par value)
================================================================================
  Net Asset Value, Offering and Redemption Price Per Share             $1.00
================================================================================

  See accompanying notes to financial statements.


                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)

Net Investment Income from Corresponding Portfolio:       THE INSTITUTIONAL FUND
================================================================================
  Interest                                                       $14,915,697
  Expenses                                                          (469,450)

Total Net Investment Income from Corresponding Portfolio          14,446,247
================================================================================

Fund Expenses:
================================================================================
  Administrative fee                                                 131,058
  Transfer agent fees                                                157,273
  Audit fees                                                           2,209
  Legal fees                                                           1,725
  Printing                                                               541
  Amortization of organizational costs                                 1,584
  Distribution plan                                                   48,981
  Postage                                                              1,382
  Registration and filing fees                                        20,507
  Insurance                                                              314
  Other expenses                                                       6,191

Total Expenses                                                       371,765
================================================================================
Expenses reimbursed by investment adviser                           (193,435)
Net Expenses                                                         178,330

NET INVESTMENT INCOME                                             14,267,917
================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $14,267,917
================================================================================

See accompanying notes to financial statements

The Institutional Fund 1998 Semi-Annual Report                               5

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
AND YEAR ENDED DECEMBER 31, 1997
                                                Six Months Ended    Year Ended
                                                 June 30, 1998     Dec. 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
  Net investment income                             $14,267,917     $20,394,527
  Net increase in net assets
    resulting from operations                        14,267,917      20,394,527
================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (14,267,917)    (20,394,527)
  Net decrease in net assets resulting
    from dividends and distributions                (14,267,917)    (20,394,527)
================================================================================

CAPITAL TRANSACTIONS:
  Issued                                          1,585,617,295   3,337,084,529
  Reinvested                                            746,541       3,043,438
  Redeemed                                       (1,465,691,203) (3,156,276,005)
  Net increase in net assets resulting from
    capital share transactions                      120,672,633     183,851,962

TOTAL INCREASE IN NET ASSETS                        120,672,633     183,851,962
================================================================================
NET ASSETS - Beginning of period                    415,994,340     232,142,378

NET ASSETS - End of period                         $536,666,973    $415,994,340
================================================================================

SHARE TRANSACTIONS:
  Issued                                          1,585,617,295   3,337,084,529
  Reinvested                                            746,541       3,043,438
  Redeemed                                       (1,465,691,203) (3,156,276,005)
  Change in shares                                  120,672,633     183,851,962

See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                                                 Six Months Ended                                     June 15, 1994*
                                                  June 30, 1998       Year Ended December 31,               to
                                                   (unaudited)      1997          1996         1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.000       $1.000        $1.000       $1.000       $1.000
   Income from Investment Operations
   Net Investment Income                              0.027        0.054         0.053        0.059        0.026
   Total From Investment Operations                   0.027        0.054         0.053        0.059        0.026
Less Distributions
   Dividends (from net investment income)            (0.027)      (0.054)       (0.053)      (0.059)      (0.026)
   Total Distributions                               (0.027)      (0.054)       (0.053)      (0.059)      (0.026)
Net Asset Value, End of Period                       $1.000       $1.000        $1.000       $1.000       $1.000
Total Return                                          2.72%(1)     5.53%         5.43%        6.01%        4.80%(2)

Ratios/Supplementary Data
===================================================================================================================
   Net Assets, End of Period ($000)                $536,667     $415,994      $232,142     $113,205      $59,494
   Ratio of Expenses to Average Net Assets            0.25%(2)     0.25%         0.25%        0.25%        0.25%(2)
   Ratio of Net Investment Income to
      Average Net Assets                              5.44%(2)     5.41%         5.30%        5.87%        4.51%(2)
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(3)                        0.44%(2)     0.47%         0.46%        0.55%        0.46%(2)
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(3)            5.25%(2)     5.19%         5.09%        5.57%        4.25%(2)

(1) Not Annualized
(2) Annualized
(3) Ratio includes fees waived in corresponding portfolio

* Date of commencement of operations.

See accompanying notes to financial statements

  6                               The Institutional Fund 1998 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1.   ORGANIZATION
The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds as follows: Core Equity Fund, Tactical Asset Allocation Fund, Utility Growth Fund, International Equity Fund and Institutional Fund (collectively the "Funds"). The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                     PERCENTAGE OF PORTFOLIO
                                                       OWNED BY FUND AS OF
FUND                     PORTFOLIO                        JUNE 30, 1998
----                     ---------                        -------------
Institutional Fund       Money Market Portfolio                 78%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund. The financial statements of the Core Equity Fund, Tactical Asset Allocation Fund, Utility Growth Fund and International Equity Fund are separately reported.

2.   SIGNIFICANT ACCOUNTING POLICES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS
The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements which are included on Page 11 of this report.

INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.

ORGANIZATIONAL COSTS
The costs related to the organization of the Fund have been deferred and are being amortized by the Fund on a straight-line basis over a five-year period.

EXPENSES
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund.

The Institutional Fund 1998 Semi-Annual Report                               7

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.25% of average daily net assets of the Fund. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of MII, RMA and MFSCo.



  8                               The Institutional Fund 1998 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
                                                 MONEY MARKET
                                                   PORTFOLIO
Assets:
  Investments at value*                          $561,798,491
  Repurchase agreements, at cost*                 121,892,000
  Cash                                                 91,710
  Interest receivable                               2,984,132
  Prepaid/Other assets                                  5,467

Total Assets                                      686,771,800
=============================================================

Liabilites:
  Payable to investment adviser                        89,831
  Accrued audit fees                                    8,619
  Accrued legal fees                                      504
  Accrued custodian fees                                4,732
  Accrued fund accounting fees                          9,083
  Other accrued liabilities                             1,830

Total Liabilities                                     114,599
=============================================================

Net Assets                                       $686,657,201
=============================================================

Net Assets:
=============================================================
  Capital                                         686,657,201
  Net Assets                                     $686,657,201
=============================================================
  *Securities at cost                            $683,690,491

See accompanying notes to financial statements


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)

                                                 MONEY MARKET
                                                  PORTFOLIO
NET INVESTMENT INCOME
============================================================
  Interest                                       $19,532,846
  Total Investment Income                         19,532,846

Expenses:
============================================================
  Investment advisory fees                           934,598
  Audit fees                                           8,795
  Custodian fees                                      22,680
  Trustees fees and expenses                           5,160
  Legal fees                                           1,709
  Accounting fees                                     52,757
  Insurance                                            3,136
  Other expenses                                       4,385

Total Expenses                                     1,033,220
============================================================
Investment advisory fees waived                     (418,469)

Total Net Expenses                                   614,751
============================================================
NET INVESTMENT INCOME                             18,918,095
============================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $18,918,095

  See accompanying notes to financial statements

The Institutional Fund 1998 Semi-Annual Report                               9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
AND YEAR ENDED DECEMBER 31, 1997
                                                Six Months Ended
                                                 June 30, 1998      Year Ended
                                                  (unaudited)      Dec. 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:

  Net investment income                            $18,918,095      $28,315,164
  Net increase in net assets
    resulting from operations                       18,918,095       28,315,164

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
================================================================================
  Contributions                                  1,795,005,841    3,784,994,914
  Withdrawals                                   (1,714,285,382)  (3,579,221,656)
  Net increase in net assets resulting from
    transactions of investors' beneficial
    interests                                       80,720,459      205,773,258

TOTAL INCREASE IN NET ASSETS                        99,638,554      234,088,422
================================================================================
NET ASSETS - Beginning of period                   587,018,647      352,930,225
NET ASSETS - End of period                        $686,657,201     $587,018,647

See accompanying notes to financial statements


FINANCIAL HIGHLIGHTS
RATIOS/SUPPLEMENTARY DATA

MONEY MARKET PORTFOLIO

                                               Six Months Ended
                                                June 30, 1998                      Year Ended December 31,
                                                 (unaudited)         1997            1996         1995         1994         1993

   Net Assets, End of Period ($000)                $686,657        $587,019        $352,930     $256,126     $224,523     $200,148
   Ratio of Expenses to Average Net Assets             0.18%(1)        0.18%           0.19%        0.21%        0.19%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                               5.49%(1)        5.47%           5.34%        5.87%        4.28%        3.09%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                            0.30%(1)        0.31%           0.33%        0.37%        0.39%        0.40%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees                5.37%(1)        5.34%           5.20%        5.70%        4.08%        2.88%

(1) Annualized

See accompanying notes to financial statements

  10                              The Institutional Fund 1998 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1.   ORGANIZATION
The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:
                                                        PERCENTAGE OF PORTFOLIO
                                                          OWNED BY FUND AS OF
FUND                   PORTFOLIO                             JUNE 30, 1998
----                   ---------                             -------------
Institutional Fund     Money Market Portfolio                    78%

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Funds are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS
The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 1998, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of: a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or b. $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, RMA and MFSCo.

4.   SECURITIES TRANSACTIONS

As of June 30, 1998, the aggregate cost basis of investments for Federal income tax was $683,690,491.

The Institutional Fund 1998 Semi-Annual Report                              11

THE INSTITUTIONAL FUND
R. Meeder & Associates P.O. Box 7177 Dublin OH 43017